Revenue Recognition - Cumulative Effect of Revenue Recognition Accounting Change (Detail) - USD ($) $ in Thousands		Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Contracts in progress			$ 621,411	$ 319,138
Current liabilities:
Advance billings on contracts			32,252	192,486
Income taxes payable			34,562	17,945
Stockholders' equity:
Accumulated deficit			(48,221)	$ (226,767)
ASU 606 [Member]
Current assets:
Contracts in progress	[1]		621,000
Current liabilities:
Advance billings on contracts			32,000
Income taxes payable			35,000
Stockholders' equity:
Accumulated deficit			$ (48,000)
ASU 606 [Member] | Minimum [Member] | Subsequent Event [Member]
Current assets:
Contracts in progress	[1]	$ 633,000
Current liabilities:
Advance billings on contracts		30,000
Income taxes payable		34,000
Stockholders' equity:
Accumulated deficit		(33,000)
ASU 606 [Member] | Maximum [Member] | Subsequent Event [Member]
Current assets:
Contracts in progress	[1]	641,000
Current liabilities:
Advance billings on contracts		28,000
Income taxes payable		34,000
Stockholders' equity:
Accumulated deficit		(23,000)
ASU 606 [Member] | ASC 606 Adjustment [Member] | Minimum [Member] | Subsequent Event [Member]
Current assets:
Contracts in progress	[1],[2]	12,000
Current liabilities:
Advance billings on contracts	[2]	(2,000)
Income taxes payable	[2]	(1,000)
Stockholders' equity:
Accumulated deficit	[2]	15,000
ASU 606 [Member] | ASC 606 Adjustment [Member] | Maximum [Member] | Subsequent Event [Member]
Current assets:
Contracts in progress	[1],[2]	20,000
Current liabilities:
Advance billings on contracts	[2]	(4,000)
Income taxes payable	[2]	(1,000)
Stockholders' equity:
Accumulated deficit	[2]	$ 25,000

[1]	Contracts in progress at January 1, 2018 primarily represents costs and estimated earnings in excess of billings.
[2]	Represents cumulative effect adjustment of recognizing additional revenues of approximately $205 million to $220 million and associated cost of operations of approximately $190 million to $200 million.